Inventories, Net - Schedule of Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw material	¥ 3,290
Goods in transit	99
Finished Goods	436,327
Ginseng	1,969,881
Inventory write-down	(183)
Total	¥ 2,409,414	$ 355,104